Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants
Newly issued price (in dollars per share)		$ 10.00
Class A common stock
Warrants
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	50.00%	50.00%
Threshold trading days for calculating volume-weighted average price	10 days	10 days
Class A common stock | Maximum
Warrants
Newly issued price (in dollars per share)	$ 9.20	$ 9.20
Redemption Of Warrants Class Common Stock Underlying Warrants Commencing Five Business Days Prior 30Day Trading Period | Class A common stock
Warrants
Threshold trading days for calculating market value	30 days	30 days
Public Warrants
Warrants
Warrants Outstanding	18,750,000	18,750,000	18,750,000
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination	15 days	15 days
Warrant expiry term	5 years	5 years
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public Warrants | Class A common stock
Warrants
Redemption price per warrant (in dollars per share)	$ 0.10	$ 0.10
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Is Less Than Usd Eighteen
Warrants
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Threshold number of trading days before sending notice of redemption to warrant holders	3 days	3 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds USD Eighteen
Warrants
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00	$ 18.00
Minimum threshold written notice period for redemption of public warrants		3 days
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Threshold number of trading days before sending notice of redemption to warrant holders	3 days	3 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds Usd Ten
Warrants
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Stock price trigger for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
Minimum threshold written notice period for redemption of public warrants	3 days
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Private Placement Warrants
Warrants
Warrants Outstanding	11,333,333	11,333,333	11,333,333